Other Financial Data (Accrued Expenses) (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Other Financial Data [Abstract]
Employee compensation	$ 597	$ 705
Customer advanced payments	450	455
Product warranty	$ 167	$ 193